Schedule of Investments
February 28, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [102.2%]
AIMCO CLO Equity, Ser 2021-15A
0.000%, 10/17/34(A) (B)(C)(D)	$9,750	$7,643
AIMCO Warehouse CLO 17 Equity
0.000% (A)(C)	4,259	4,332
ALM 2020 CLO Equity, Ser 2020-1A
0.000%, 10/15/29(A) (B)(C)(D)	5,025	3,789
Apidos CLO XXIV, Ser 2016-24A, Cl DR
6.054%, VAR ICE LIBOR USD 3 Month + 5.800%, 10/20/30(D)	1,000	927
Apidos CLO XXVIII Equity, Ser 2017-28A
0.000%, 01/20/31(A) (B)(C)(D)	2,000	990
Apidos CLO XXXII Equity, Ser 2019-32A
0.000%, 01/20/33(A) (B)(C)(D)	2,700	1,922
Apidos CLO XXXV Equity, Ser 2021-35A
0.000%, 04/20/34(A) (B)(C)(D)	500	387
Battalion CLO XVI Equity, Ser 2019-16A
0.000%, 12/19/32(A) (B)(C)(D)	2,500	2,221
BlueMountain CLO, Ser 2018-3A, Cl E
6.208%, VAR ICE LIBOR USD 3 Month + 5.950%, 10/25/30(D)	500	465
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28(A) (B)(C)(D)	2,750	207
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27(A) (B)(C)(D)	4,925	245
BlueMountain CLO XXII Equity, Ser 2018-22A
0.000%, 07/15/31(A) (B)(C)(D)	3,500	2,117
BlueMountain CLO XXIII Equity, Ser 2018-23A
0.000%, 10/20/31(A) (B)(C)(D)	6,500	4,651
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
0.000%, 10/20/30(A) (B)(C)(D)	1,500	862

Description	Face Amount (000)	Value (000)
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
0.000%, 01/15/30(A) (B)(C)(D)	$2,475	$1,602
Burnham Park CLO Equity, Ser 2016-1A
0.000%, 10/20/29(A) (B)(C)(D)	7,000	3,955
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
5.741%, VAR ICE LIBOR USD 3 Month + 5.500%, 10/15/30(D)	400	365
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
5.641%, VAR ICE LIBOR USD 3 Month + 5.400%, 04/17/31(D)	3,400	3,034
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
0.000%, 04/17/31(A) (B)(C)(D)	500	217
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
0.000%, 07/20/31(A) (B)(C)(D)	613	169
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
0.000%, 07/20/34(A)(C)(D)	7,250	6,239
Carlyle US CLO, Ser 2017-1A, Cl D
6.254%, VAR ICE LIBOR USD 3 Month + 6.000%, 04/20/31(D)	3,300	3,027
Carlyle US CLO Equity, Ser 2015-2A
0.000%, 04/27/27(A) (B)(C)(D)	500	5
Carlyle US CLO Equity, Ser 2017-2A
0.000%, 07/20/31(A) (B)(C)(D)	3,750	1,744
Carlyle US CLO Equity, Ser 2018-1A
0.000%, 04/20/31(A) (B)(C)(D)	600	333
Crown Point CLO IV, Ser 2018-4A, Cl E
5.754%, VAR ICE LIBOR USD 3 Month + 5.500%, 04/20/31(D)	1,000	885
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29(A) (B)(C)(D)	7,100	2,237

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments
February 28, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Dryden 75 CLO Equity, Ser 2019-75A
0.000%, 04/14/34(A) (B)(C)(D)	$500	$462
Dryden 93 CLO Equity, Ser 2021-93A
0.000%, 01/15/34(A) (B)(C)(D)	13,250	10,087
Dryden 95 CLO Equity, Ser 2021-95A
0.000%, 08/20/34(A) (B)(C)(D)	2,000	1,631
Elmwood IX CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A) (B)(C)(D)	9,650	7,538
Flatiron CLO 18 Equity, Ser 2018-1A
0.000%, 04/17/31(A) (B)(C)(D)	750	536
Flatiron RR CLO 22 Equity, Ser 2021-2A
0.000%, 10/15/34(A) (B)(C)(D)	8,750	7,230
Flatiron Warehouse CLO 23 Equity
0.000% (A)(C)	5,029	5,030
Greenwood Park CLO Equity, Ser 2018-1A
0.000%, 04/15/31(A) (B)(C)(D)	4,750	2,984
Grippen Park CLO Equity, Ser 2017-1A
0.000%, 01/20/30(A) (B)(C)(D)	500	318
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30(A) (B)(C)(D)	750	191
Magnetite VII, Ser 2012-7A, Cl ER2
6.741%, VAR ICE LIBOR USD 3 Month + 6.500%, 01/15/28(D)	2,000	1,897
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28(A) (B)(C)(D)	750	251
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A
0.000%, 10/20/34(A) (B)(C)(D)	12,000	9,868
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16
0.000%, 04/15/35(A)(C)	8,750	7,676
Morgan Stanley Eaton Vance Warehouse Equity, Ser 2022-16
0.000% (A)(C)	1,699	1,699

Description	Face Amount (000)	Value (000)
Neuberger Berman CLO Equity, Ser 2021-42A
0.000%, 07/16/35(A)(C)	$2,000	$1,842
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
0.000%, 10/18/30(A) (B)(C)(D)	800	508
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
0.000%, 01/15/30(A) (B)(C)(D)	500	328
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
0.000%, 04/16/33(A) (B)(C)(D)	500	407
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A
0.000%, 01/20/36(A) (B)(C)(D)	9,250	7,816
Octagon 55 CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A) (B)(C)(D)	1,250	1,041
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
5.641%, VAR ICE LIBOR USD 3 Month + 5.400%, 07/15/30(D)	2,375	2,198
Octagon Investment Partners 30 Equity, Ser 2017-1A
0.000%, 03/17/30(A) (B)(C)(D)	3,000	1,560
Octagon Investment Partners 47 Equity, Ser 2020-1A
0.000%, 07/20/34(A) (B)(C)(D)	2,000	1,597
Octagon Investment Partners CLO Equity, Ser 2018-1A
0.000%, 01/20/31(A) (B)(C)(D)	2,250	1,184
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
5.408%, VAR ICE LIBOR USD 3 Month + 5.150%, 01/25/31(D)	1,581	1,461
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
5.709%, VAR ICE LIBOR USD 3 Month + 5.450%, 01/22/30(D)	5,000	4,670
Race Point VIII CLO, Ser 2013-8A, Cl ER
7.330%, VAR ICE LIBOR USD 3 Month + 6.850%, 02/20/30(D)	5,000	4,538

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments
February 28, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Regatta XI Funding Equity, Ser 2018-1A
0.000%, 07/17/31(A) (B)(C)(D)	$500	$299
Rockford Tower CLO Equity, Ser 2018-1A
0.000%, 05/20/31(A) (B)(C)(D)	1,750	1,049
Rockford Tower CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A) (B)(C)(D)	4,100	3,567
Rockford Tower CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A) (B)(C)(D)	4,750	4,073
Shackleton CLO, Ser 2013-3A, Cl ER
6.121%, VAR ICE LIBOR USD 3 Month + 5.880%, 07/15/30(D)	1,500	1,339
Shackleton CLO Equity, Ser 2019-14A
0.000%, 07/20/34(A) (B)(C)(D)	500	347
Sound Point CLO III-R, Ser 2013-2RA, Cl E
6.241%, VAR ICE LIBOR USD 3 Month + 6.000%, 04/15/29(D)	1,000	823
Sound Point CLO XIX, Ser 2018-1A, Cl E
5.891%, VAR ICE LIBOR USD 3 Month + 5.650%, 04/15/31(D)	2,550	2,269
Sound Point CLO XIX Equity, Ser 2018-1A
0.000%, 04/15/31(A) (B)(C)(D)	4,500	2,182
Sound Point CLO XVI, Ser 2017-2A, Cl E
6.358%, VAR ICE LIBOR USD 3 Month + 6.100%, 07/25/30(D)	700	624
Sound Point CLO XVII Equity, Ser 2017-3A
0.000%, 10/20/30(A) (B)(C)(D)	3,250	1,576
Sound Point CLO XVIII, Ser 2017-4A, Cl D
5.754%, VAR ICE LIBOR USD 3 Month + 5.500%, 01/21/31(D)	2,000	1,779
Sound Point CLO XX, Ser 2018-2A, Cl E
6.267%, VAR ICE LIBOR USD 3 Month + 6.000%, 07/26/31(D)	3,000	2,740

Description	Face Amount (000)	Value (000)
Sound Point CLO XXI Equity, Ser 2018-3A
0.000%, 10/26/31(A) (B)(C)(D)	$1,000	$445
Sounds Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31(A) (B)(C)(D)	3,750	302
Southwick Park CLO Equity, Ser 2019-4A
0.000%, 07/20/32(A) (B)(C)(D)	2,000	1,626
Steele Creek CLO, Ser 2016-1A, Cl ER
5.953%, VAR ICE LIBOR USD 3 Month + 5.750%, 06/15/31(D)	1,500	1,318
Steele Creek CLO, Ser 2017-1A, Cl E
6.441%, VAR ICE LIBOR USD 3 Month + 6.200%, 10/15/30(D)	1,900	1,750
Steele Creek CLO, Ser 2018-1A, Cl E
5.991%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/15/31(D)	4,000	3,531
Steele Creek CLO Equity, Ser 2014-1RA
0.000%, 04/21/31(A) (B)(C)(D)	21,168	7,148
Steele Creek CLO Equity, Ser 2017-1A
0.000%, 10/15/30(A) (B)(C)(D)	2,500	1,157
Steele Creek CLO Equity, Ser 2018-2A
0.000%, 08/18/31(A) (B)(C)(D)	2,500	1,361
Symphony CLO XXV Equity, Ser 2021-25A
0.000%, 04/19/34(A) (B)(C)(D)	500	398
Symphony CLO XXVI Equity, Ser 2021-26A
0.000%, 04/20/33(A) (B)(C)(D)	6,500	3,400
Tallman Park CLO Equity, Ser 2021-1A
0.000%, 04/20/34(A) (B)(C)(D)	12,765	9,505
TCW CLO Equity, Ser 2021-1A
0.000%, 03/18/34(A) (B)(C)(D)	1,500	1,152
Wehle Park CLO Equity, Ser 2014-1RA
0.000%, 04/21/35(A)(C)	17,250	15,053
Wehle Park Warehouse Equity
0.000% (A)(C)	13,412	13,687

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments
February 28, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)/Shares	Value (000)
Wellfleet CLO, Ser 2019-1A, Cl ER3
7.304%, VAR ICE LIBOR USD 3 Month + 7.050%, 07/20/29(D)	$1,000	$979
Wellfleet CLO Equity, Ser 2020-2A
0.000%, 07/15/34(A)(C)	5,000	3,601
York CLO 2 Equity, Ser 2015-1A
0.000%, 01/22/31(A) (B)(C)(D)	750	389
Total Asset-Backed Securities
(Cost $249,039)		230,587
Short-Term Investment [6.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	15,408,919	15,409
Total Short-Term Investment
(Cost $15,409)		15,409
Total Investments [109.0%]
(Cost $264,448)		$245,996

Percentages are based on net assets of $225,603 (000).

**	The rate reported is the 7-day effective yield as of February 28, 2022.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	No interest rate available.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $177,667 (000), representing 78.8% of the net assets of the Fund.

Cl — Class
CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar

The following is a list of the inputs used as of February 28, 2022, in valuing the

Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$40,618	$189,969	$230,587
Short-Term Investment	15,409	—	—	15,409
Total Investments in Securities	$15,409	$40,618	$189,969	$245,996

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of February 28, 2022 (000):

Asset-Backed
Securities
Beginning balance as June 1, 2021	$83,720
Transfers into Level 3	60,578
Transfers out of Level 3	-
Amort	-
Net purchases	74,120
Net sales	(14,679)
Realized gain (loss)	34
Change in unrealized appreciation (depreciation)	(13,804)
Ending balance as of February 28, 2022	$189,969
Net change in unrealized appreciation attributable
to Level 3 securities held at February 28, 2022	$(13,804)

CNR-QH-004-0700

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4